United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer: LORD ABBETT SERIES FUND, INC.*
                                 90 Hudson Street
                                 New Jersey, NJ 07302-3973

* (The aggregate sale price of this Fund's securities sold to a Unit Investment Trust ("UIT") that offers interests that are registered under the Securities Act and on which a registration fee has been or will be paid to the Commission have been excluded from the aggregate sale price of securities reported in Item 5(i). Therefore, the Fund may not use securities redeemed from the UIT for purposes of determining the redemption price of securities in Items 5(ii) and 5(iii).)

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.   Investment Company Act File Number: 811-5876

     Securities Act File Number:         33-31072

4(a). Last day of fiscal year for which this Form is filed: December 31, 2002

4(b).____ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).____ Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

   (i)  Aggregate sales price of securities sold during the
        fiscal year pursuant to section 24(f):                     $45,597,876*

  (ii)  Aggregate price of securities redeemed or
        repurchased during the fiscal year:           $(1,862,121)*

 (iii)  Aggregate price of securities redeemed or
        repurchased during any prior fiscal year ending no
        earlier than October 11, 1995 that were not
        previously used to reduce registration fees payable
        to the Commission:                            $0*

  (iv)  Total available redemption credits [add Items
        5(ii) and 5(iii):                                         $(1,862,121)*



   (v)  Net sales  if Item 5(i) is greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:                      $43,735,755*

------------------------------------------------------------
  (vi)  Redemption credits availed for use in         $( 0 )
        future years  if Item 5(i) is less than
        Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
------------------------------------------------------------

 (vii)  Multiplier for determining registration fee
        (See Instruction C.9):                                     x  .000092

(viii)  Registration fee due [multiply Item 5(v) by Item
        5(vii)] enter "0" if no fee is due):                       =  $4,023.69

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.

7.   Interest due if this Form is being filed more than 90 days after the end of
     the issuer's fiscal year (see Instruction D):                    +$0*

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                            =$0*

9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:       March 25, 2003

     Method of Deliver:

                        _X_     Wire Transfer
                        ___     Mail or other means


                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)**      /s/ CHRISTINA T. SIMMONS
                                Christina T. Simmons,
                                Vice President & Assistant Secretary

Date :  March 26, 2003

**Please print the name and title of the signing officer below the signature